EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ in Millions	Oct. 03, 2018 t	Sep. 10, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Macquarie Bank Limited [Member] | Project Loan Facility (PLF) [Member]
Subsequent event to balance date [Abstract]
Borrowing capacity			$ 21.7	$ 21.7
Subsequent Events [Member] | Macquarie Bank Limited [Member] | PLF Tranche 1 [Member]
Subsequent event to balance date [Abstract]
Loan facility drawn down		$ 15.0
Subsequent Events [Member] | OVEC-IKEC [Member]
Subsequent event to balance date [Abstract]
Agreement for future coal sale | t	650,000